Loss per share	3 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Loss per share	Loss per share

	Three Months Ended March 31,
(in KUSD, except per share amounts)	2023	2022
Loss attributable to owners	(59,426)	(16,661)
Weighted average number of shares outstanding	80,805,770	76,821,726
Basic and diluted loss per share	(0.74)	(0.22)
For the three months ended March 31, 2023 , basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, 2022 ESPP and the Company’s warrant agreements, as the effect of including those shares would be anti-dilutive. For the three months ended March 31, 2022, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the 2019 Equity Incentive Plan and the conversion of the principal amount of the convertible loans into the Company’s common shares as the effect of including those shares would be anti-dilutive. See note 16, “Share-based compensation expense,” note 13, “Senior secured term loan facility and warrants,” note 15, “Deerfield warrants” and note 14, “Convertible loans” for further information.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended March 31,
	2023	2022
Equity Incentive Plan 2019 - Share Options	13,118,656	7,179,859
Equity Incentive Plan 2019 - RSUs	2,110,222	793,791
Conversion of the principal amount of convertible loans into the Company’s common shares	—	4,412,840
Outstanding warrants	4,940,135	—
	20,169,013	12,386,490